Share based payments (Tables)	12 Months Ended
Dec. 31, 2021
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summary of other equity instruments outstanding and exercisable per plan

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2021	year	year	year	year	2021	2021
2008	06/26/2008	06/25/2021	5.6	1,365		(1,365)			—	—
2013	05/16/2013	05/15/2021	19.38	55,664		(55,664)			—	—
2014	07/25/2014	07/24/2022	14.54	169,340		(41,800)			127,540	127,540
2015	04/30/2015	04/29/2023	28.75	219,473		(20,250)			199,223	199,223
2015 (B)	12/22/2015	12/21/2023	49.00	261,500		(5,000)			256,500	256,500
2015 RMV	12/22/2015	12/21/2023	49.00	40,000		(5,000)			35,000	35,000
2016	06/01/2016	05/31/2024	46.10	342,625		(11,875)			330,750	330,750
2016 RMV	06/01/2016	05/31/2024	46.10	69,000			—		69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	10,000			—		10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500			—		595,500	595,500
2017 RMV	05/17/2017	05/16/2025	80.57	127,500			—		127,500	127,500
2018	04/19/2018	04/18/2026	79.88	1,083,245			(77,250)		1,005,995
2018 RMV	04/19/2018	04/18/2026	79.88	137,500			—		137,500
2019	04/10/2019	04/09/2027	95.11	1,477,840			(177,000)		1,300,840
2019 RMV	04/10/2019	04/09/2027	95.11	193,000			(2,500)		190,500
2020	04/17/2020	04/16/2028	168.42	1,906,034			(288,106)		1,617,928
2020RMV	04/17/2020	04/16/2028	168.42	239,525			(12,050)		227,475
2021BE	04/30/2021	04/29/2029	64.76		1,117,603		(33,567)		1,084,036
2021RMV	04/30/2021	04/29/2029	64.76		291,725		(9,175)		282,550
2021ROW	04/30/2021	04/29/2029	64.76		1,084,105		(102,105)		982,000
Total				6,929,111	2,493,433	(140,954)	(701,753)	—	8,579,837	1,751,013

Schedule of summary of other equity instruments outstanding and exercisable

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on January 1, 2019	4,626,782	€53.3
Exercisable on December 31, 2018	882,734	14.0

Granted during the period	1,699,690	95.1
Forfeited during the year	(30,750)	88.9
Exercised during the period	(754,605)	22.8
Expired during the year	—	—
Outstanding on December 31, 2019	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

Granted during the period	2,173,335	168.4
Forfeited during the year	(40,376)	144.8
Exercised during the period	(744,965)	38.0
Expired during the year	—	—
Outstanding on December 31, 2020	6,929,111	€104.0
Exercisable on December 31, 2020	1,168,967	37.8

Granted during the period	2,493,433	64.8
Forfeited during the year	(701,753)	118.5
Exercised during the period	(140,954)	23.5
Expired during the year	—	—
Outstanding on December 31, 2021	8,579,837	€92.7
Exercisable on December 31, 2021	1,751,013	56.6

Schedule of inputs into the valuation of the other equity instruments

	2021BE	2021 RMV/ROW	2020	2020 RMV	2019	2019 RMV
	April 30	April 30	April 17	April 17	April 19	April 19
Exercise Price (€)	€64.76	€64.76	€168.42	€168.42	€95.11	€95.11
Weighted average share price at acceptance date (€)	€61.10	€61.10	€178.95	€178.95	€107.05	€107.45
Weighted average fair value at the acceptance date (€)	€22.72	€20.68	€86.45	€85.79	€40.04	€40.05
Weighted average estimated volatility (%)	40.73	40.61	51.30	51.32	35.86	35.63
Weighted average expected life of the subscription rights (years)	6.43	5.36	6.00	6.00	6.02	6.00
Weighted average risk free rate (%)	(0.21)	(0.29)	(0.44)	(0.44)	(0.27)	(0.28)
Expected dividends	None	None	None	None	None	None

Schedule of summary of other equity instruments outstanding by category

	December 31,
	2021	2020	2019

	(in number of subscription rights)
Supervisory board members	157,560	157,560	222,600
Management board members (1)	1,965,000	2,101,874	2,171,874
Personnel	6,457,277	4,669,677	3,146,643
Total subscription rights outstanding	8,579,837	6,929,111	5,541,117

Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summary of other equity instruments outstanding and exercisable per plan

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2021	year	year	year	2021
Plan 2019.I.	10/16/2019	33,000		(5,000)	—	28,000
Plan 2019.II.	10/16/2019	81,807		(12,034)	(27,269)	42,504
Plan 2019.III.	10/16/2019	71,072		(5,077)	(35,535)	30,460
Plan 2020.I.	06/05/2020	54,876		(10,925)	(11,424)	32,527
Plan 2020.II.	07/05/2020	72,841		(12,663)	(18,210)	41,968
Plan 2021.I.	05/05/2021		180,844	(26,228)	—	154,616
Plan 2021.II.	05/06/2021		43,328	(2,708)	—	40,620
Plan 2021.III.	06/03/2021		38,413	(238)	—	38,175
Plan 2021.IV.	09/24/2021		248,933	—	—	248,933
Total		313,596	511,518	(74,873)	(92,438)	657,803

Schedule of summary of other equity instruments outstanding by category

	December 31,
	2021	2020	2019

	(in number of RSUs)
Management board members	384,340	229,276	188,571
Personnel	273,463	84,320	24,576
Total outstanding RSUs	657,803	313,596	213,147